Other Payables and Accruals (Tables)	12 Months Ended
Jun. 30, 2025
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	June 30, 2025	June 30, 2024
	RM	RM

Other payables	-	328
Accruals	533,170	1,129,689
	533,170	1,130,017